Jan. 11, 2017
Alger MidCap Growth Fund
Alger MidCap Growth Fund
THE ALGER FUNDS Alger Mid Cap Growth Fund Supplement Dated January 11, 2017 to the Prospectus Dated March 1, 2016 As Revised October 14, 2016 As Supplemented to Date

The following replaces the last sentence in the second paragraph under the heading “Principal Investment Strategy” on page 14 of the Prospectus:

“At December 31, 2016, the market capitalization of the companies in these indexes ranged from $394.9 million to $56.9 billion.”